SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

1540 Broadway, Suite 1610, New York, NY 10036

(Address of principal executive offices) (Zip code)

 ETFis Series Trust I
c/o Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-593-4383

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments - BioShares Biotechnology Clinical Trials Fund

July 31, 2015 (Unaudited)

Security Description	Shares	Value
Common Stocks - 99.7%
Health Care - 99.7%
ACADIA Pharmaceuticals, Inc.*	10,699	$522,218
Acceleron Pharma, Inc.*	13,463	385,580
Achillion Pharmaceuticals, Inc.*	47,869	407,844
Advaxis, Inc.*	17,043	283,936
Affimed N.V.*	33,837	555,265
Agenus, Inc.*	43,215	369,056
Agios Pharmaceuticals, Inc.*	4,007	441,491
Alder Biopharmaceuticals, Inc.*	8,630	400,605
Alnylam Pharmaceuticals, Inc.*	3,222	410,579
Amicus Therapeutics, Inc.*	29,849	513,104
Array BioPharma, Inc.*	58,202	338,154
Arrowhead Research Corp.*	62,002	383,172
Atara Biotherapeutics, Inc.*	7,436	417,457
Avalanche Biotechnologies, Inc.*	10,747	158,196
Bellicum Pharmaceuticals, Inc.*	16,723	340,313
BioCryst Pharmaceuticals, Inc.*	33,783	522,961
Bluebird Bio, Inc.*	2,329	386,218
Celldex Therapeutics, Inc.*	16,912	398,278
Cempra, Inc.*	12,545	525,134
Chimerix, Inc.*	10,214	548,900
Clovis Oncology, Inc.*	4,921	415,480
Concert Pharmaceuticals, Inc.*	24,170	396,146
CTI BioPharma Corp.*	196,192	362,955
Curis, Inc.*	127,406	400,055
Dicerna Pharmaceuticals, Inc.*	25,812	315,423
Dynavax Technologies Corp.*	20,276	596,317
Endocyte, Inc.*	71,313	367,975
Epizyme, Inc.*	21,106	470,875
Esperion Therapeutics, Inc.*	5,339	331,018
FibroGen, Inc.*	22,240	517,080
Five Prime Therapeutics, Inc.*	18,426	433,380
Galena Biopharma, Inc.*	209,996	344,393
Geron Corp.*	106,879	432,860
Idera Pharmaceuticals, Inc.*	112,335	402,159
Ignyta, Inc.*	25,312	350,824
Immune Design Corp.*	16,204	313,709
ImmunoGen, Inc.*	29,977	540,186
Immunomedics, Inc.*	102,174	209,457
Infinity Pharmaceuticals, Inc.*	37,784	330,232
Inovio Pharmaceuticals, Inc.*	49,165	358,413
Insmed, Inc.*	18,154	491,973
Intercept Pharmaceuticals, Inc.*	1,711	451,379
Juno Therapeutics, Inc.*	6,954	340,190
Karyopharm Therapeutics, Inc.*	15,604	320,194
Kite Pharma, Inc.*	7,144	519,869
La Jolla Pharmaceutical Co.*	18,814	571,946
Lexicon Pharmaceuticals, Inc.*	52,897	446,451
Lion Biotechnologies, Inc.*	35,839	306,782
MacroGenics, Inc.*	11,818	444,357
Merrimack Pharmaceuticals, Inc.*	38,268	386,507
Mirati Therapeutics, Inc.*	13,463	385,176
Neurocrine Biosciences, Inc.*	9,819	492,128
NewLink Genetics Corp.*	9,251	482,440
Northwest Biotherapeutics, Inc.*	41,254	471,121
Novavax, Inc.*	47,114	568,195
OncoMed Pharmaceuticals, Inc.*	16,563	378,299
Oncothyreon, Inc.*	107,428	391,038
Ophthotech Corp.*	8,558	579,291
Paratek Pharmaceuticals, Inc.	15,168	381,627
Portola Pharmaceuticals, Inc.*	9,405	464,983

Security Description	Shares	Value
Common Stocks (continued)
Health Care (continued)
Prothena Corp. PLC*	8,825	$582,185
PTC Therapeutics, Inc.*	8,316	425,862
Puma Biotechnology, Inc.*	3,218	291,551
Radius Health, Inc.*	8,548	669,479
Receptos, Inc.*	2,391	544,813
Regulus Therapeutics, Inc.*	39,312	322,358
Relypsa, Inc.*	12,197	403,843
Rigel Pharmaceuticals, Inc.*	118,048	351,783
Sage Therapeutics, Inc.*	5,356	366,136
Sangamo BioSciences, Inc.*	38,409	351,442
Sarepta Therapeutics, Inc.*	14,641	467,341
Sorrento Therapeutics, Inc.*	27,897	579,700
Spark Therapeutics, Inc.*	5,761	353,956
Synergy Pharmaceuticals, Inc.*	85,283	777,781
Synta Pharmaceuticals Corp.*	177,072	375,393
Tekmira Pharmaceuticals Corp.*	27,990	303,132
Tetraphase Pharmaceuticals, Inc.*	9,742	463,232
TG Therapeutics, Inc.*	28,065	489,734
Threshold Pharmaceuticals, Inc.*	100,696	435,007
Tokai Pharmaceuticals, Inc.*	29,449	384,015
Trevena, Inc.*	60,301	350,952
Ultragenyx Pharmaceutical, Inc.*	4,713	569,943
uniQure N.V.*	12,925	332,819
Verastem, Inc.*	51,463	375,680
Versartis, Inc.*	22,960	415,576
Xencor, Inc.*	20,505	459,107
XOMA Corp.*	113,559	82,966
Zafgen, Inc.*	11,739	445,730
ZIOPHARM Oncology, Inc.*	38,981	520,786
ZS Pharma, Inc.*	7,674	458,368

TOTAL INVESTMENTS - 99.7%
(Cost $36,697,468)		38,022,014
Other Assets in Excess of Liabilities - 0.3%		97,353
Net Assets - 100.0%		$38,119,367

*	Non-income producing security.

Schedule of Investments - BioShares Biotechnology Products Fund

July 31, 2015 (Unaudited)

Security Description	Shares	Value
Common Stocks - 99.9%
Health Care - 99.9%
Acorda Therapeutics, Inc.*	24,270	$833,917
Aegerion Pharmaceuticals, Inc.*	42,396	811,036
Alexion Pharmaceuticals, Inc.*	4,510	890,454
Amgen, Inc.	5,005	883,833
Anacor Pharmaceuticals, Inc.*	11,249	1,678,238
Arena Pharmaceuticals, Inc.*	184,713	746,241
ARIAD Pharmaceuticals, Inc.*	91,383	745,685
Biogen, Inc.*	2,012	641,385
BioMarin Pharmaceutical, Inc.*	6,411	937,737
Celgene Corp.*	7,041	924,131
Dyax Corp.*	30,955	761,803
Enanta Pharmaceuticals, Inc.*	18,083	915,904
Exelixis, Inc.*	226,475	1,297,702
Gilead Sciences, Inc.	6,613	779,408
Halozyme Therapeutics, Inc.*	38,245	892,638
Incyte Corp.*	7,535	785,750
Ironwood Pharmaceuticals, Inc.*	64,785	677,003
Isis Pharmaceuticals, Inc.*	12,511	687,229
Keryx Biopharmaceuticals, Inc.*	80,717	644,122
KYTHERA Biopharmaceuticals, Inc.*	13,079	974,647
Ligand Pharmaceuticals, Inc.*	8,654	936,882
MannKind Corp.*	128,086	549,489
Medicines Co. (The)*	27,282	856,382
Medivation, Inc.*	6,948	731,833
Momenta Pharmaceuticals, Inc.*	34,404	747,943
Nektar Therapeutics*	69,825	880,493
Omeros Corp.*	39,924	642,776
Orexigen Therapeutics, Inc.*	176,774	707,096
PDL BioPharma, Inc.	121,135	705,006
Progenics Pharmaceuticals, Inc.*	115,070	996,506
Raptor Pharmaceutical Corp.*	53,628	763,663
Regeneron Pharmaceuticals, Inc.*	1,565	866,478
Retrophin, Inc.*	25,287	802,609
Seattle Genetics, Inc.*	16,704	799,621
Theravance Biopharma, Inc.*	54,753	686,603
United Therapeutics Corp.*	4,204	711,990
Vanda Pharmaceuticals, Inc.*	60,147	736,199
Vertex Pharmaceuticals, Inc.*	6,326	854,010
XenoPort, Inc.*	122,083	891,206

TOTAL INVESTMENTS - 99.9%
(Cost $31,196,986)		32,375,648
Other Assets in Excess of Liabilities - 0.1%		40,309
Net Assets - 100.0%		$32,415,957

*	Non-income producing security.

Schedule of Investments - InfraCap MLP ETF

July 31, 2015 (Unaudited)

Security Description	Shares	Value
Common Stocks - 130.5%(1)
Energy - 130.5%
Buckeye Partners LP(2)	18,156	$1,361,155
Crestwood Midstream Partners LP	45,274	452,287
DCP Midstream Partners LP	6,405	199,836
Enbridge Energy Partners LP	25,889	813,691
Energy Transfer Equity LP(2)	17,610	529,709
Energy Transfer Partners LP(2)	35,033	1,793,690
EnLink Midstream LLC	5,250	141,488
EnLink Midstream Partners LP(2)	11,655	229,254
Enterprise Products Partners LP(2)	69,965	1,982,108
EQT Midstream Partners LP	5,124	403,669
Genesis Energy LP(2)	10,349	459,392
Kinder Morgan, Inc.(2)	15,393	533,214
Magellan Midstream Partners LP(2)	26,901	1,893,830
MarkWest Energy Partners LP(2)	27,495	1,799,273
MPLX LP	2,706	150,697
NGL Energy Partners LP	12,245	338,942
NuStar Energy LP	483	27,323
ONEOK Partners LP(2)	25,684	831,905
ONEOK, Inc.(2)	11,779	445,128
Phillips 66 Partners LP	6,093	379,655
Plains All American Pipeline LP(2)	52,873	2,207,448
Plains GP Holdings LP, Class A	30,111	772,046
Spectra Energy Corp.	11,195	338,761
Spectra Energy Partners LP	1,512	73,392
Sunoco Logistics Partners LP	31,521	1,179,516
Targa Resources Corp.(2)	12,743	1,127,118
Targa Resources Partners LP	18,166	680,135
TC PipeLines LP(2)	3,155	180,782
Tesoro Logistics LP	8,673	454,812
Western Gas Equity Partners LP	8,631	506,294
Western Gas Partners LP	9,093	536,305
Williams Partners LP(2)	53,379	2,462,373
		25,285,228
TOTAL INVESTMENTS - 130.5%
(Cost $28,092,959)		25,285,228
Liabilities in Excess of Other Assets - (30.5)%		(5,914,057)
Net Assets - 100.0%		$19,371,171

	Number of Contracts
Written Options - (0.9)%

Calls
Buckeye Partners LP,
Expires 09/18/15,
Strike Price $80.00	(50)	(3,125)
Buckeye Partners LP,
Expires 11/20/15,
Strike Price $75.00	(50)	(16,000)
Buckeye Partners LP,
Expires 02/19/16,
Strike Price $80.00	(50)	(11,000)
Energy Transfer Equity LP,
Expires 10/16/15,
Strike Price $32.50	(100)	(8,500)

Security Description	Number of Contracts	Value
Written Options (continued)
Calls (continued)
Energy Transfer Equity LP,
Expires 10/16/15,
Strike Price $37.50	(100)	$(2,500)
Energy Transfer Equity LP,
Expires 01/15/16,
Strike Price $38.75	(40)	(2,000)
Energy Transfer Partners LP,
Expires 08/21/15,
Strike Price $52.50	(50)	(2,625)
Energy Transfer Partners LP,
Expires 08/21/15,
Strike Price $55.00	(100)	(1,750)
Energy Transfer Partners LP,
Expires 09/18/15,
Strike Price $55.00	(50)	(2,625)
Energy Transfer Partners LP,
Expires 09/18/15,
Strike Price $57.50	(50)	(1,250)
Energy Transfer Partners LP,
Expires 09/18/15,
Strike Price $60.00	(50)	(875)
Energy Transfer Partners LP,
Expires 09/18/15,
Strike Price $67.50	(30)	(375)
Energy Transfer Partners LP,
Expires 12/18/15,
Strike Price $57.50	(50)	(4,125)
Energy Transfer Partners LP,
Expires 01/15/16,
Strike Price $57.50	(50)	(4,875)
EnLink Midstream Partners LP,
Expires 08/21/15,
Strike Price $27.00	(40)	(900)
Enterprise Products Partners LP,
Expires 08/21/15,
Strike Price $30.00	(100)	(2,500)
Enterprise Products Partners LP,
Expires 08/21/15,
Strike Price $32.50	(50)	(375)
Enterprise Products Partners LP,
Expires 09/18/15,
Strike Price $30.00	(50)	(2,750)
Enterprise Products Partners LP,
Expires 09/18/15,
Strike Price $35.00	(50)	(375)
Enterprise Products Partners LP,
Expires 09/18/15,
Strike Price $37.50	(20)	(200)
Enterprise Products Partners LP,
Expires 12/18/15,
Strike Price $32.50	(81)	(3,038)
Enterprise Products Partners LP,
Expires 12/18/15,
Strike Price $35.00	(50)	(1,125)
Enterprise Products Partners LP,
Expires 01/15/16,
Strike Price $32.50	(50)	(2,500)

Schedule of Investments - InfraCap MLP ETF (concluded)

July 31, 2015 (Unaudited)

Security Description	Number of Contracts	Value
Written Options (continued)
Calls (continued)
Genesis Energy LP,
Expires 09/18/15,
Strike Price $47.50	(50)	$(3,250)
Kinder Morgan, Inc.,
Expires 08/21/15,
Strike Price $42.50	(30)	(180)
Kinder Morgan, Inc.,
Expires 09/18/15,
Strike Price $40.00	(20)	(150)
Kinder Morgan, Inc.,
Expires 09/18/15,
Strike Price $45.00	(20)	(90)
Kinder Morgan, Inc.,
Expires 12/18/15,
Strike Price $40.00	(30)	(1,005)
Kinder Morgan, Inc.,
Expires 12/18/15,
Strike Price $45.00	(20)	(160)
Magellan Midstream Partners LP,
Expires 10/16/15,
Strike Price $87.50	(50)	(1,250)
MarkWest Energy Partners LP,
Expires 08/21/15,
Strike Price $67.50	(50)	(4,750)
MarkWest Energy Partners LP,
Expires 01/15/16,
Strike Price $70.00	(50)	(14,250)
ONEOK Partners LP,
Expires 08/21/15,
Strike Price $35.00	(50)	(2,375)
ONEOK Partners LP,
Expires 09/18/15,
Strike Price $35.00	(50)	(4,375)
ONEOK, Inc,
Expires 10/16/15,
Strike Price $47.50	(20)	(1,300)
Plains All American Pipeline LP,
Expires 08/21/15,
Strike Price $55.00	(20)	(200)
Plains All American Pipeline LP,
Expires 11/20/15,
Strike Price $50.00	(50)	(1,125)
Plains All American Pipeline LP,
Expires 01/15/16,
Strike Price $47.50	(50)	(3,750)
Targa Resources Corp.,
Expires 08/21/15,
Strike Price $100.00	(50)	(1,875)
Targa Resources Corp.,
Expires 10/16/15,
Strike Price $100.00	(50)	(11,125)
TC PipeLines LP,
Expires 08/21/15,
Strike Price $70.00	(20)	(1,100)
United States Oil Fund LP,
Expires 08/07/15,
Strike Price $16.50	(50)	(275)

Security Description	Number of Contracts	Value
Written Options (continued)
Calls (continued)
United States Oil Fund LP,
Expires 08/14/15,
Strike Price $18.00	(50)	$(75)
United States Oil Fund LP,
Expires 08/21/15,
Strike Price $19.00	(50)	(75)
United States Oil Fund LP,
Expires 08/21/15,
Strike Price $23.00	(50)	(100)
United States Oil Fund LP,
Expires 09/18/15,
Strike Price $20.00	(50)	(150)
United States Oil Fund LP,
Expires 09/18/15,
Strike Price $24.00	(100)	(200)
United States Oil Fund LP,
Expires 10/16/15,
Strike Price $24.00	(50)	(75)
United States Oil Fund LP,
Expires 11/20/15,
Strike Price $20.00	(100)	(1,750)
United States Oil Fund LP,
Expires 11/20/15,
Strike Price $21.00	(50)	(550)
United States Oil Fund LP,
Expires 01/15/16,
Strike Price $22.00	(100)	(1,700)
United States Oil Fund LP,
Expires 01/15/16,
Strike Price $25.00	(100)	(650)
Williams Partners LP,
Expires 08/21/15,
Strike Price $55.00	(50)	(500)
Williams Partners LP,
Expires 09/18/15,
Strike Price $50.00	(50)	(4,125)
Williams Partners LP,
Expires 09/18/15,
Strike Price $55.00	(70)	(2,275)
Williams Partners LP,
Expires 09/18/15,
Strike Price $60.00	(70)	(875)
Williams Partners LP,
Expires 12/18/15,
Strike Price $55.00	(80)	(8,800)

Puts
Plains All American Pipeline LP,
Expires 08/21/15,
Strike Price $50.00	(20)	(16,700)

TOTAL WRITTEN OPTIONS - (0.9)%
(Premiums Received $190,909)		$(166,573)

(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open written option contracts. The aggregate market value of the collateral at July 31, 2015 was $8,335,419.
(2)	Subject to written call and/or put options.

Schedule of Investments - Tuttle Tactical Management Multi-Strategy Income ETF

July 31, 2015 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.1%
Debt Funds - 80.7%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	332,213	$33,586,734
ProShares Short 20+ Year Treasury*	10,381	259,629
SPDR Barclays Convertible Securities ETF	4,660	220,138
Total Debt Funds		34,066,501
Equity Funds - 17.4%
PowerShares S&P 500 BuyWrite Portfolio	10,933	236,153
Vanguard Dividend Appreciation ETF	88,232	7,083,265
Total Equity Funds		7,319,418

TOTAL INVESTMENTS - 98.1%
(Cost $41,259,290)		41,385,919
Other Assets in Excess of Liabilities - 1.9%		821,134
Net Assets - 100.0%		$42,207,053

*	Non-income producing security.

Schedule of Investments - Tuttle Tactical Management U.S. Core ETF

July 31, 2015 (Unaudited)

Security Description	Shares	Value

Exchange Traded Funds - 97.9%
Equity Fund - 50.1%
iShares MSCI USA Momentum Factor ETF	484,411	$35,957,828
Debt Fund - 47.8%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	339,728	34,346,501

TOTAL INVESTMENTS - 97.9%
(Cost $70,108,802)		70,304,329
Other Assets in Excess of Liabilities - 2.1%		1,475,739
Net Assets - 100.0%		$71,780,068

Notes to the Schedules of Investments
July 31, 2015 (Unaudited)

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the
Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of July 31, 2015 in valuing the Funds’ assets and liabilities carried at fair value:

	BioShares Biotechnology Clinical Trials Fund	BioShares Biotechnology Products Fund	InfraCap MLP ETF	Tuttle Tactical Management Multi-Strategy Income ETF	Tuttle Tactical Management U.S. Core ETF
Assets
Level 1
Common Stocks	$38,022,014	$32,375,648	$25,285,228	$—	$—
Exchange Traded Funds	—	—	—	41,385,919	70,304,329
Liabilities
Level 1
Other Financial Instruments*	—	—	(166,573)	—	—
Total	$38,022,014	$32,375,648	$25,118,655	$41,385,919	$70,304,329

* Other financial instruments include written option contracts, which are valued at fair value.

For significant movements between levels within the fair value hierarchy, the Funds adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no significant transfers between levels during the period ended
July 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of July 31, 2015.

At July 31, 2015, the approximate cost basis of investment and gross unrealized appreciation and depreciation of investments, excluding written options, for federal income tax purposes was as follows:

					Other Derivatives†
Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Net Unrealized Appreciation (Depreciation)
BioShares Biotechnology Clinical Trials Fund	$36,697,468	$4,590,274	$(3,265,728)	$1,324,546	$—
BioShares Biotechnology Products Fund	31,196,986	2,690,619	(1,511,957)	1,178,662	—
InfraCap MLP ETF	28,092,959	13,776	(2,821,507)	(2,807,731)	24,336
Tuttle Tactical Management Multi-Strategy Income ETF	41,259,290	156,964	(30,335)	126,629	—
Tuttle Tactical Management U.S. Core ETF	70,108,802	221,093	(25,566)	195,527	—

† Other derivatives include written option contracts, which are valued at the fair value.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a- 2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETFis Series Trust I

By: /s/ William J. Smalley

William J. Smalley

President (Principal Executive Officer)

Date: September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ William J. Smalley

William J. Smalley

President (Principal Executive Officer)

Date: September 24, 2015

By: /s/ Brinton W. Frith

Brinton W. Frith

Treasurer (Principal Financial Officer)

Date: September 24, 2015